Offsets	Feb. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	SciSparc Ltd.
Form or Filing Type	F-4
File Number	333-282351
Initial Filing Date	Sep. 26, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value
Unsold Securities Associated with Fee Offset Claimed	5,373,648
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 918.30
Termination / Withdrawal Statement	Withdrawal
Offset: 2
Offset Payment:
Offset Claimed	false
Registrant or Filer Name	SciSparc
Form or Filing Type	F-4
File Number	333-282351
Filing Date	Sep. 26, 2024
Fee Paid with Fee Offset Source	$ 918.30
Offset Note	Pursuant to Rule 457(p), the registration fee due under this registration statement is being paid with filing fees that have been previously paid with respect to 5,373,648 Ordinary Shares of the Company which remain unsold under the Registrant’s Registration Statement on Form F-4 (File No. 333-282351), originally filed on September 26, 2024 and amended on December 31, 2024, February 13, 2025, March 11, 2025, April 29, 2025, May 14, 2025, May 27, 2025, June 10, 2025, June 25, 2025, and July 8, 2025. On November 4, 2025 the Company filed a request to withdraw the registration statement on Form F-4 and terminated the offering of the unsold securities. After the payment of this registration fee, no amount of previously paid fees with respect to the Registration Statement on Form F-4 (File No. 333-282351) will remain available for future filing fees.